7. STOCK WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding-Weighted Average Exercise Price
Exercisable as of December 31 and expected to vest thereafter	1 year 8 months 12 days
Stock Options
Options Outstanding-Number of Shares
Balance at January 1	9,324,000	0
Granted	2,220,950	9,324,000
Exercised	(2,526,341)	0
Cancelled	0	0
Balance at December 31	9,018,609	9,324,000
Options Outstanding-Weighted Average Exercise Price
Balance at January 1	$ .26	$ 0
Granted	.11	.26
Exercised	.25
Cancelled	0	0
Balance at December 31	$ .42	$ .26
Options Outstanding-Weighted Average Remaining Contractual Term	P4Y3M4D
Balance as of December 31	5 years	5 years
Exercisable at December 31	1 year 3 months 19 days
Exercisable as of December 31 and expected to vest thereafter	2 years 3 months 4 days	4 years 3 months 4 days